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                         SUPPLEMENT DATED MARCH 1, 1996

                       TO PROSPECTUS DATED MARCH 1, 1996

                             SUMMIT INVESTORS PLANS

        The 18-month refund schedule discussed under the caption "Cancellation and Refund Rights" on page 12 has been extended to 28 months for all Plans established within this state.